Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Software development revenue	$ 467,732	$ 418,802	$ 426,078
Software maintenance revenue	10,609	10,250	11,780
Consulting revenue	8,671	6,899	7,434
Other revenue	2,638	3,010	1,651
Revenue	$ 489,650	$ 438,961	$ 446,943